Taxation - Schedule of Income Tax Reconciliation (Details) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Profit before income taxes		$ 24,681,499	$ 16,341,589	$ 7,482,773
PRC statutory EIT rate	21.00%	25.00%	25.00%	25.00%
Income tax expenses computed at statutory EIT rate		$ 6,170,375	$ 4,085,397	$ 1,870,693
Valuation allowance		2,505	7,904
Effect of tax holidays		(5,617,858)	(1,640,885)
Permanent difference		78,293	406	55
Income tax expense		$ 633,315	$ 2,452,822	$ 1,870,748